FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, marketable securities, auction rate securities and foreign currency derivative contracts at fair value. Cash equivalents and marketable securities, except investments in auction rate securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Investments in auction rate securities are classified within Level 3. The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations and/or existing market pricing. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$169,894	$—	$—	$169,894
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,941,781	—	1,941,781
Government-sponsored enterprises	—	444,879	—	444,879
Government and corporate debentures - floating interest rate	—	98,148	—	98,148
Auction rate securities	—	—	2,697	2,697
Foreign currency derivative contracts	—	1,469	—	1,469

Total financial assets	$169,894	$2,486,277	$2,697	$2,658,868

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$88,784	$—	$—	$88,784
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,565,099	—	2,565,099
Government-sponsored enterprises	—	535,415	—	535,415
Government and corporate debentures - floating interest rate	—	120,978	—	120,978
Foreign currency derivative contracts	—	91	—	91

Total financial assets	$88,784	$3,221,583	$—	$3,310,367

The following table presents the changes in Level 3 instruments measured on a recurring basis for the years ended December 31, 2012 and 2013:

Auction rate securities
Balance at January 1, 2012	$6,078
Securities sold during 2012	(3,381)

Balance at December 31, 2012	2,697
Recognized gains in income	928
Securities sold during 2013	(3,625)

Balance at December 31, 2013	$—